Investment Objectives and Goals - AOT Growth and Innovation ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AOT Growth and Innovation ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AOT Growth and Innovation ETF (the “Fund”) seeks long-term capital appreciation.